Equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Equity
Note 13. - Equity

As of September 30, 2023, the share capital of the Company amounts to $11,615,905 ($11,605,513 as of December 31, 2022) represented by 116,159,054 ordinary shares (116,055,126 ordinary shares as of December 31,2022) fully subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.
Algonquin owns 42.2% of the shares of the Company and is its largest shareholder as of September 30, 2023. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

The Company accounts for its existing long-term incentive plans granted to employees as equity-settled in accordance with IFRS 2, Share-based Payment when incentives are being settled in shares. In the nine-month period ended September 30, 2023, the Company issued 103,928 new shares (228,560 new shares in the nine-month period ended September 30, 2022) to its employees to settle a portion of these plans.

On February 28, 2022, the Company established a new “at-the-market program” which replaced its previous program, and entered into a distribution agreement with BofA Securities, MUFG and RBC Capital Markets, as its sales agents, under which the Company may offer and sell from time to time up to $150 million of its ordinary shares.  During the nine-month period ended September 30, 2023, the Company did not sell any shares under this program. During the nine-month period ended September 30, 2022, the Company sold 3,423,593 shares at an average market price of $33.57 pursuant to its distribution agreement, representing net proceeds of $114 million.
Atlantica´s reserves as of September 30, 2023 are made up of share premium account and capital reserves. The share premium account reduction by $250 million during the nine-month period ended September 30, 2023, increasing capital reserves by the same amount, was made effective upon the confirmation received on June 26, 2023, from the High Court in the UK, pursuant to the Companies Act 2006.
Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.
Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.
Accumulated deficit primarily includes results attributable to Atlantica.
Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Algerian Energy Company, SPA in Tenes, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, and by partners of the Company in the Chilean renewable energy platform in Chile PV 1, Chile PV 2 and Chile PV 3.
On February 28, 2023, the Board of Directors declared a dividend of $0.445 per share corresponding to the fourth quarter of 2022. The dividend was paid on March 25, 2023, for a total amount of $51.7 million.
On May 4, 2023, the Board of Directors declared a dividend of $0.445 per share corresponding to the first quarter of 2023. The dividend was paid on June 15, 2023, for a total amount of $51.7 million.

On July 31, 2023, the Board of Directors declared a dividend of $0.445 per share corresponding to the second quarter of 2023. The dividend was paid on September 15, 2023, for a total amount of $51.7 million.

In addition, the Company declared dividends and distributions to non-controlling interests in the nine-month period ended September 30, 2023, primarily to Algonquin (interests in Amherst through AYES Canada, see Note 7) for $10.7 million ($14.6 million in the nine-month period ended September 30, 2022), Itochu Corporation for $5.1 million ($2.9 million in the nine-month period ended September 30, 2022), Algerian Energy Company for $6.7 million ($5.3 million in the nine-month period ended September 30, 2022) and IDC and Kaxu Community Trust for $1.2 million ($5.9 million in the nine-month period ended September 30, 2022).

During the nine-month period ended September 30, 2023, Chile PV 3 received a capital contribution of $19.5 million from the financial partners (Non-controlling interests) through the renewable energy platform of the Company in Chile to install batteries in the asset (Note 1).
As of September 30, 2023, and December 31, 2022, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.